Other Commitments and Contingencies - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Leasehold improvements [member]
Disclosure of commitments and contingencies [line items]
Contractual commitments	€ 8.5	€ 0.0